Stockholders Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity [Abstract]
STOCKHOLDERS EQUITY

NOTE 2 – STOCKHOLDERS EQUITY

In January 2015, we issued 12,500 shares of common stock to outside Directors in connection with our Director Compensation plan, which calls for issuance of 6,250 shares per quarter for each Director. Those shares were recorded as stock payable at December 31, 2014. In addition, we recorded an additional 12,500 shares, valued at $16,375 as stock payable at March 31, 2015 for shares to be issued in April 2015 and 12,500 shares, valued at $13,375 were issued in June 2015 for the second quarter payment.

In February 2015, we entered into a capital markets advisory agreement covering a one year period, which called for 90,000 shares of common stock to be issued as compensation. These shares were valued at $112,500 and are being amortized to expense over the period of service. 45,000 of these shares were issued in March 2015, with the balance to be issued in August 2015. The agreement was terminated in July 2015, effective in August, and the remaining 45,000 shares will not be issued. The total expense to be recognized will be $56,250 and is being amortized over the period the agreement is in effect.

In March 2014, we entered into a securities purchase agreement, pursuant to which we sold 8,333,333 shares of our common stock for $1.20 per share, or gross proceeds of $10,000,000.

Placement agents in the offering received commissions equal to approximately 9.7% of gross proceeds, for an aggregate commission of approximately $970,000, including reimbursements for their reasonable out of pocket expenses. Placement agents also received warrants to purchase up to 804,139 shares of our common stock with an exercise price of $1.20 per share and a term of 5 years. The warrants were valued at $1,110,211, have been recorded as equity issuance costs, and were registered on a registration statement that went effective May 28, 2014. In addition to the warrants to placement agents, we also paid cash bonuses of $240,000 to three executive officers, agreed to issue 200,000 shares to three executive officers, and issued 150,000 shares to a consultant, in connection with the equity raise. The stock was valued based on the fair market value on the grant date, which was $630,000 in total. These amounts have been recorded as equity issuance costs, resulting in total equity issuance costs of $2.95 million. The 200,000 shares for the three executive officers have not been issued, but are recorded as stock payable and can be requested by the executive officers at any time.

We used the net proceeds of the offering to exercise the securities redemption option agreement, as amended, with Vicis Capital Master Fund that provided us with an option to purchase all of the outstanding shares and derivative securities held by Vicis for total payment of $6,000,000. The shares and derivative securities included the Series A Convertible Preferred Stock, Series B Convertible Preferred Stock, Common Stock, and warrants to purchase shares of common stock held by Vicis in the Company. The balance of the net proceeds were used for working capital purposes.

In January 2014, an executive officer exercised 500,000 stock warrants using the cashless exercise feature included in the warrants. In exchange for the 500,000 warrants, 410,348 shares of common stock were issued.

In June 2015, we agreed to grant 197,605 fully vested shares of our common stock to two executive officers as bonuses. These shares have not been issued, but are recorded as stock payable and can be requested by the officers at any time.

In February 2014, we agreed to grant 337,500 shares of our common stock, half of which vested immediately and half of which vested in August 2014, to two executive officers as bonuses based on their efforts to recapitalize the company to secure approximately $3 million in working capital while reducing fully diluted shares by approximately 7 million shares. These shares have not been issued, but are recorded as stock payable and can be requested by the officers at any time.

NOTE 9 – COMMON STOCK

OptimizeRx Corporation has 500,000,000 shares of $.001 par value common stock authorized as of December 31, 2014. There were 22,867,319 and 14,817,496 common shares issued and outstanding at December 31, 2014 and 2013, respectively.

On June 1, 2013, the Company entered into a consulting agreement with North Coast Advisors, Inc. for various services. The Company agreed to issue 20,000 shares of common stock as of the date of the contract. The Company also agreed to issue an additional 20,000 shares every six months in alignment with the agreement renewal up to the two years of the agreement. The first 20,000 shares were valued at the Company’s common stock closing price as of the date of the contract, which was $1.945/share; and the second 20,000 shares were valued at the Company’s common stock closing price of $1.50/share on the date of issuance, and have been expensed. An additional 10,000 shares were issued in 2014 before the agreement was terminated by the Company. The 2014 shares were valued at $1.85, the closing price of the Company’s common stock on the date of issuance.

On June 10, 2013, the Company entered into a capital markets advisory agreement with Taglich Brothers, Inc. for various services. The agreement covered a one year period and the Company agreed to issue 44,000 shares of common stock to Taglich over the term of the agreement. The shares were valued at $1.66, the closing price of the stock on the date of the agreement and were written off over the term of the agreement. The shares were issued in June 2014 upon expiration of the contract.

On September 20, 2013, the Company entered into a separation agreement that included post-employment consulting services with the former CEO of the Company. The Company agreed to issue 500,000 shares of common stock, 250,000 shares immediately and 250,000 by January 1, 2014. The shares have been issued and the Company recognized the entire issuance in the December 31, 2013 shares outstanding. The shares were valued at $505,000 and $174,808 of that amount remained as deferred stock compensation as of December 31, 2013, but has been fully amortized to expenses as of December 31, 2014.

In March 2014, the Company entered into a securities purchase agreement, pursuant to which the Company sold 8,333,333 shares of the Company’s common stock for $1.20 per share, or gross proceeds of $10,000,000.

Placement agents in the offering received commissions equal to approximately 9.7% of gross proceeds, for an aggregate commission of approximately $970,000, including reimbursements for their reasonable out of pocket expenses. Placement agents also received warrants to purchase up to 804,139 shares of the Company's common stock with an exercise price of $1.20 per share and a term of 5 years. The warrants were valued at $1,110,211, have been recorded as equity issuance costs, and were registered on a registration statement dated May 28, 2014. In addition to the warrants to placement agents, the Company also paid cash bonuses of $240,000 to three executive officers, agreed to issue 200,000 shares to three executive officers, and issued 150,000 shares to a consultant, in connection with the equity raise. The stock was valued based on the fair market value on the grant date, which was $630,000 in total. These amounts have been recorded as equity issuance costs, resulting in total equity issuance costs of $2.95 million. The 200,000 shares for the three executive officers have not been issued, but are recorded as stock payable and can be requested by the respective officers at any time.

The Company used the net proceeds of the offering to exercise the securities redemption option agreement, as amended, with Vicis Capital Master Fund that provided the Company with an option to purchase all of the outstanding shares and derivative securities held by Vicis for total payment of $6,000,000. The shares and derivative securities included the Series A Convertible Preferred Stock, Series B Convertible Preferred Stock, Common Stock, and warrants to purchase shares of common stock held by Vicis in the Company. The balance of the net proceeds was used for working capital purposes.

In January 2014, an executive officer exercised 500,000 stock warrants using the cashless exercise feature included in the warrants. In exchange for the 500,000 warrants, 410,348 shares of common stock were issued. In October 2014, a consultant exercised 50,000 stock warrants using the cashless exercise feature included in the warrants. In exchange for the 50,000 warrants, 35,417 shares of common stock were issued.

In February 2014, the Company agreed to grant 337,500 shares of common stock, half of which vested immediately and half of which vested in August 2014, to two executive officers as bonuses based on their efforts to recapitalize the company to secure approximately $3 million in working capital while reducing potential fully diluted shares by approximately 7 million shares. Stock-based compensation related to these bonuses was $570,375 during the year ended December 31, 2014. These shares have not yet been issued and are recorded as stock payable, but can be requested by the officers at any time.

In 2014, the Company adopted a Director Compensation plan for outside Directors. In connection with this plan, 19,565 shares were granted with a total value of $23,166. A total of 7,065 shares were issued in 2014 and 12,500 shares were included in stock payable at December 31, 2014 and issued in January 2015.